Trade and other receivables, deposits and prepayments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables, deposits and prepayments
Trade receivables	¥ 9,841	¥ 6,193
Other receivables	923	1,460
Deposits	7,342	17,976
Prepayments	20,450	31,030
Advances to employees	1,086	720
Trade and other receivables , Gross	29,801	51,186
Less: Non-current portion
Prepayments and deposits	(8,146)	(25,299)
Current portion	¥ 21,655	¥ 25,887
Age of trade receivables	30 days